FEDERAL HOME LOAN BANK ADVANCES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Federal Home Loan Bank advances
Short-term Federal Home Loan Bank advances	$ 0	$ 0
Line-of-credit with FHLB	2,000,000
Amounts outstanding	0	0
Amount
Within one year	7,500,000	500,000
Greater than one year to two years	3,000,000	16,000,000
Greater than two years to three years	1,500,000	3,500,000
Greater than three years to four years	3,500,000	1,500,000
Greater than four years to five years	4,500,000
After five years	3,600,000	3,600,000
Total FHLB advances before Amortizing advance	23,600,000	25,100,000
Amortizing advance		21,000
Total long-term FHLB Advances	23,600,000	25,121,000
Weighted Average Rate
Within one year (as a percent)	3.33%	1.96%
Greater than one year to two years (as a percent)	2.50%	3.65%
Greater than two years to three years (as a percent)	2.34%	2.67%
Greater than three years to four years (as a percent)	2.42%	2.95%
Greater than four years to five years (as a percent)	2.70%
After five years (as a percent)	3.65%	3.65%
Total FHLB advances before Amortizing advance (as a percent)	2.95%	3.44%
Amortizing advance (as a percent)		4.90%
Total long-term FHLB Advances (as a percent)	2.95%	3.44%
Advance callable by FHLB maturing on September 9, 2013
Weighted Average Rate
Advances callable by FHLB prior to maturity	1,500,000
Advances callable by FHLB prior to maturity, weighted average rate (as a percent)	2.89%
Advance callable by FHLB maturing on July 17, 2018
Weighted Average Rate
Advances callable by FHLB prior to maturity	1,500,000
Advances callable by FHLB prior to maturity, weighted average rate (as a percent)	3.75%
First mortgage loans on owner-occupied residential property
Federal Home Loan Bank advances
Amount of qualified collateral pledged on FHLB boston advances	83,623,000	52,502,000
Mortgage-backed securities
Federal Home Loan Bank advances
Amount of qualified collateral pledged on FHLB boston advances	$ 9,900,000	$ 5,176,000